August 31, 2009

VIA EDGAR

The United States Securities
        and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-8629

Subject:          Nationwide VLI Separate Account – 4
Nationwide Life Insurance Company
Post-Effective Amendment No. 37 (File No. 333-43671)
CIK No. 0001041357

Ladies and Gentlemen:

We are filing on behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide VLI Separate Account – 4 (the “Variable Account”) which is registered as a unit investment trust under the Investment Company Act of 1940. In that capacity, and in accordance with Regulation S-T governing electronic filing procedures, we submit for filing pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”):

1.	One complete copy of Post-Effective Amendment No. 37 to the Variable Account’s Registration Statement (the “Post-Effective Amendment”); and
2.
One copy of a power of attorney authorizing certain officers of Nationwide to take various actions on behalf of Nationwide and the Variable Account, including the execution of registration statements. An original power of attorney is on file with Nationwide.

The purpose of this Post-Effective Amendment is to update the registration statement to reflect several changes. The changes are in the form of a supplement to the prospectus. Part A of the supplement is applicable only to policies with applications signed on or after the effective date of this filing. It reflects changes to the Charges section of the prospectus. Part B of the supplement is applicable to all policies except as otherwise indicated. It replaces the “Other Amounts Paid At Surrender” section with “Enhancement Benefit.” The Enhancement Benefit is similar in form and substance to an initial N-6 which is currently under review by your office (333-153343) and reflects your most recent comments to that initial filing.

The Financial Statements and Independent Auditor’s Consent will be filed by subsequent Post-Effective Amendment.

This Post-Effective Amendment shall be effective on November 13, 2009 pursuant to Rule 485(a) under the 1933 Act. Nationwide has prepared and reviewed this Post-Effective Amendment. It is our opinion that the Post-Effective Amendment does not contain disclosures that render it ineligible to be effective pursuant to Rule 485(a) under the 1933 Act. The original manually signed paper version of the Post-Effective Amendment will be maintained on file with Nationwide.

In addition, Nationwide acknowledges all of the following:

•	that the registrant is responsible for the adequacy and accuracy of the disclosure in the Post-Effective Amendment;

•
that comments by the staff of the Securities and Exchange Commission (“SEC”), or changes to the disclosure in response to SEC staff comments in the filings reviewed by the SEC staff, do not foreclose the SEC from taking any action with respect to the filing; and

•
that the Separate Account may not assert SEC staff comments or any related changes in disclosure as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Please contact me at (614) 249-8061 with any questions regarding this filing.

Sincerely,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ NOOREE KIM

Nooree Kim
Counsel
Nationwide Life Insurance Company